Statement of Income (Un-Audited) (Un-Audited, USD $)	3 Months Ended		6 Months Ended		55 Months Ended
	Feb. 28, 2013	Feb. 28, 2012	Feb. 28, 2013	Feb. 28, 2012	Feb. 28, 2013
Professional Fees	$ 10,363	$ 56,031	$ 40,907	$ 62,127	$ 312,037
Consulting	39,659	84,172	58,694	193,395	853,372
Commitment Fees	325,000		445,000		445,000
Research and Development Expense	20,218	24,572	52,852	100,585	875,172
Other general and administrative expenses	80,630	67,043	136,905	150,165	1,601,718
Operating Expenses	475,870	231,818	734,358	506,272	4,087,299
Operating Income (Loss)	(475,870)	(231,818)	(734,358)	(506,272)	(4,087,299)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(475,870)	(231,818)	(734,358)	(506,272)	(4,087,299)
Net Income (Loss)	$ (475,870)	$ (231,818)	$ (734,358)	$ (506,272)	$ (4,087,299)
Earnings Per Share, Basic	$ (0.005236881)	$ (0.003017838)	$ (0.008223205)	$ (0.006590718)
Weighted Average Number of Shares Outstanding, Basic	90,868,966	76,815,912	89,303,136	76,815,912
Earnings Per Share, Diluted	$ (0.005236881)	$ (0.003017838)	$ (0.008223205)	$ (0.006590718)
Weighted Average Number of Shares Outstanding, Diluted	90,868,966	76,815,912	89,303,136	76,815,912